Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of the Option Activity under the Equity Compensation Plans
A summary of the option activity under the Company’s equity compensation plans is as follows:

	Options Outstanding
	Number of Options	Weighted- Average Exercise Price (per option)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	968,292	$132.50	6.35	$—
Granted	546,935	23.00
Forfeited	(183,993)	126.50
Expired	(83,588)	130.00

Outstanding at September 30, 2023	1,247,646	$35.50	7.45	$—

Exercisable at September 30, 2023	424,504	$52.00	4.01	$—

A summary of the option activity under the plans is as follows:

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price (per option)	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	835,061	193.00	5.92	$11,379
Granted	456,103	59.00
Exercised	(37,582)	76.00
Forfeited	(209,997)	227.50
Expired	(75,293)	124.00

Outstanding at December 31, 2022	968,292	$132.50	6.35	$—

Exercisable at December 31, 2022	435,120	$130.00	3.10	$—

Summary of Assumptions Used to Determine the Fair Value of Vested Option Grants
The fair value of each award as of the date of grant is estimated using a Black-Scholes option-pricing model. The following table summarizes the assumptions used to determine the fair value of option grants:

	December 31,
	2022	2021	2020
Risk-free rate	3.0%	1.1%	0.5%
Dividend yield rate	—	—	—
Volatility	52.9%	53.5%	54.9%
Expected term (in years)	6.16	6.21	6.22
Weighted-average grant date fair value	$31.50	$227.00	$258.00

Summary of the Unvested Option Activity
A summary of the unvested option activity is as follows:

	Number of Options	Weighted-Average Grant Date Fair Value (per option)
Unvested at December 31, 2021	351,875	159.50
Granted	456,103	31.50
Vested	(119,861)	120.00
Forfeited	(154,944)	108.50

Unvested at December 31, 2022	533,173	$69.00

Summary of Restricted Stock Unit ("RSU") Activity
A summary of restricted stock unit (“RSU”) activity is as follows:

	RSUs Outstanding
	Number of RSUs	Weighted- Average Fair Value (per RSU)
Outstanding at December 31, 2022	63,184	$72.50
Granted	462,423	29.00
Vested	(225,062)	34.00
Forfeited	(19,483)	37.00

Outstanding at September 30, 2023	281,062	$33.00

A summary of RSU activity is
as
follows:

	RSUs Outstanding
	Number of RSUs	Weighted-Average Fair Value (per RSU)
Outstanding at December 31, 2021	11,474	$298.50
Granted	73,866	60.50
Vested	(17,134)	125.50
Forfeited	(5,022)	231.00

Outstanding at December 31, 2022	63,184	$72.50

Summary of Equity-Based Compensation Expense
Equity-based compensation expense for the three and nine months ended September 30, 2023 and 2022 was as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Cost of revenue	$795	$413	$2,551	$1,130
Selling and marketing	2,689	2,578	7,846	5,235
Enterprise technology and development	394	364	1,097	1,274
General and administrative	2,558	2,246	7,658	5,527

Total equity-based compensation	$6,436	$5,601	$19,152	$13,166

Equity-based compensation expense for the years ended December 31, 2022, 2021 and 2020 was as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Cost of revenue	$1,416	$1,187	$216
Selling and marketing	7,015	7,357	2,169
Enterprise technology and development	1,403	2,380	1,294
General and administrative	7,786	5,489	1,719

Total equity-based compensation	$17,620	$16,413	$5,398

Performance Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Assumptions Used to Determine the Fair Value of Vested Option Grants
The fair value of the Performance-Vesting Options as of the date of grant is estimated using a Monte Carlo simulation. The following table summarizes the weighted average assumptions used to determine the fair value of the Performance-Vesting Options:

Nine months ended September 30, 2023
Risk-free rate	3.7%
Dividend yield rate	—
Volatility	53.7%
Expected term (in years)	10.00
Weighted-average grant date fair value	$13.00

Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Assumptions Used to Determine the Fair Value of Vested Option Grants
The fair value of each award that vests solely based on time as of the date of grant is estimated using a Black-Scholes option-pricing model. The following table summarizes the weighted-average assumptions used to determine the fair value of time vested option grants:

	Nine months ended September 30,
	2023	2022
Risk-free rate	3.8%	2.9%
Dividend yield rate	—	—
Volatility	54.8%	52.5%
Expected term (in years)	5.92	6.08
Weighted-average grant date fair value	$13.50	$31.50

Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Assumptions Used to Determine the Fair Value of Vested Option Grants
Stock-based compensation expense associated with the Company’s ESPP is based on fair value estimated on the date of grant using the Black-Scholes option pricing valuation model and the following weighted-average assumptions for grants during the nine months ended September 30, 2023:

Nine months ended September 30, 2023
Risk-free rate	4.6%
Dividend yield rate	—
Volatility	55.3%
Expected term (in years)	0.50
Weighted-average grant date fair value	$7.00